3 CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current cash and cash equivalents
Cash and banks	R$ 496,769	R$ 1,124,714
Total short-term investments	592,186	1,123,290
Cash and cash equivalents	1,088,955	2,248,004	R$ 3,411,572	R$ 4,871,162
BRAZIL
Current cash and cash equivalents
Total short-term investments	531,924	619,727
Government Securities [Member] | BRAZIL
Current cash and cash equivalents
Total short-term investments	69,093	10,247
Private Securities [Member] | BRAZIL
Current cash and cash equivalents
Total short-term investments	462,831	609,480
Private Securities [Member] | Abroad [Member]
Current cash and cash equivalents
Total short-term investments	R$ 60,262	R$ 503,563